Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
TDRP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$914,608	$752,472
Certain deemed distributions of participant loans	(1,112)	(1,041)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(1,227)	(2,680)
Net assets per Form 5500	$912,269	$748,751

The following table reconciles the Plan's Net increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's Net increase (decrease) in net assets available for benefits per financial statements	$162,136
Change in certain deemed distributions of participant loans	(71)
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	1,453
Net income (loss) per Form 5500	$163,518